ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

August 31, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 96.5%

Communication Services — 16.8%
Alphabet, Cl A(A)	32,704	$6,963,009
AT&T(A)	891,496	26,111,918
Comcast, Cl A	380,434	12,923,343
Meta Platforms, Cl A(A)	16,494	12,184,118
Netflix*	5,337	6,448,430
Verizon Communications(A)	432,784	19,142,036
		83,772,854
Consumer Discretionary — 6.6%
Amazon.com(A)*	28,801	6,595,429
Booking Holdings	1,148	6,427,709
General Motors	117,776	6,900,496
McDonald's	20,422	6,403,114
Nike, Cl B	82,905	6,414,360
		32,741,108
Consumer Staples — 19.1%
Altria Group(A)	400,639	26,926,947
Coca-Cola(A)	89,829	6,197,303
Colgate-Palmolive(A)	148,199	12,459,090
Costco Wholesale(A)	6,492	6,124,033
Mondelez International, Cl A	96,754	5,944,566
Philip Morris International(A)	113,892	19,034,770
Procter & Gamble	41,059	6,447,905
Walmart(A)	125,650	12,185,537
		95,320,151
Energy — 5.2%
ConocoPhillips	133,374	13,200,025
Exxon Mobil(A)	112,889	12,902,084
		26,102,109
Financials — 10.6%
American International Group	80,363	6,535,119
Bank of New York Mellon	61,983	6,545,405
Berkshire Hathaway, Cl B*	13,084	6,580,991
Charles Schwab	64,742	6,204,873
JPMorgan Chase	21,527	6,488,668
PayPal Holdings(A)*	92,169	6,469,342
US Bancorp	281,718	13,756,290
		52,580,688
Health Care — 12.9%
Abbott Laboratories	48,588	6,445,684
AbbVie(A)	31,684	6,666,314
Amgen	20,835	5,994,438
Bristol-Myers Squibb(A)	279,775	13,199,784
Eli Lilly	8,110	5,941,224
Gilead Sciences(A)	54,651	6,173,923
Johnson & Johnson(A)	36,968	6,549,621
Pfizer	527,128	13,051,689
		64,022,677
Industrials — 3.8%
Deere	12,346	5,909,290
General Electric	22,968	6,320,793
Lockheed Martin	14,687	6,691,838
		18,921,921
Description	Shares	Fair Value

Information Technology — 14.0%
Accenture PLC, Cl A	24,220	$6,296,474
Apple(A)	30,564	7,095,127
Cisco Systems	92,169	6,367,956
International Business Machines	24,744	6,024,917
Intuit	7,967	5,313,989
NVIDIA(A)	35,606	6,201,853
Palantir Technologies, Cl A*	80,195	12,567,358
Qualcomm	83,484	13,418,383
ServiceNow*	6,765	6,206,617
		69,492,674
Real Estate — 3.8%
American Tower, Cl A‡	58,330	11,890,570
Simon Property Group‡(A)	38,494	6,954,326
		18,844,896
Utilities — 3.7%
Duke Energy(A)	100,639	12,327,271
Southern(A)	65,124	6,010,945
		18,338,216
Total Common Stock
(Cost $446,157,415)		480,137,294

EXCHANGE-TRADED FUND — 4.0%

Domestic Fixed Income — 4.0%
SPDR Bloomberg 1-3 Month T- Bill ETF	216,952	19,909,685
Total Exchange-Traded Fund (Cost $19,842,555)		19,909,685

SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(B)	2,528,544	2,528,544

Total Short-Term Investment
(Cost $2,528,544)		2,528,544

Total Investments - 101.0%
(Cost $468,528,514)		$502,575,523

WRITTEN OPTION — -1.0%
Total Written Option
(Premiums Received $5,356,467)		$(4,761,025)

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

August 31, 2025 (Unaudited) (Concluded)

A list of the Exchange Traded Option Contracts held by the Fund at August 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.0)%
Call Options
S&P 500 Index*	(785)	$507,130,410	$6,600	10/17/25	$(4,761,025)
TOTAL WRITTEN OPTION
(Premiums Received $5,356,467)					$(4,761,025)

Percentages are based on Net Assets of $497,821,310.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	All or a portion of these securities has been pledged as collateral on written options with a fair value of $101,693,716.
(B)	The rate shown is the 7-day effective yield as of August 31, 2025.

Cl — Class
ETF — Exchange-Traded Fund
PLC — Public Limited Company
S&P— Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

MER-QH-001-1100

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Communication Services — 3.6%
AT&T	30,345	$888,805
DoubleVerify Holdings*	53,968	878,060
Madison Square Garden Sports*	4,086	808,374
New York Times, Cl A	17,118	1,024,341
TKO Group Holdings, Cl A	5,516	1,045,613
T-Mobile US	3,080	776,129
Verizon Communications	18,335	810,957
Warner Music Group, Cl A	23,980	799,733
		7,032,012
Consumer Discretionary — 3.0%
Columbia Sportswear	9,681	539,425
Mattel*	39,238	718,055
McDonald's	2,610	818,339
Monarch Casino & Resort	9,243	964,322
Murphy USA	1,805	679,583
Service Corp International	10,151	804,467
Sturm Ruger	20,258	702,345
Wendy's	53,506	567,699
		5,794,235
Consumer Staples — 18.1%
Albertsons, Cl A	46,566	906,175
Altria Group	14,228	956,264
Archer-Daniels-Midland	16,873	1,056,925
BellRing Brands*	11,853	486,566
BJ's Wholesale Club Holdings*	7,218	705,054
Boston Beer, Cl A*	3,474	768,067
Bunge Global	10,860	914,629
Cal-Maine Foods	9,809	1,134,313
Church & Dwight	7,315	681,465
Coca-Cola	11,512	794,213
Coca-Cola Consolidated	6,034	707,426
Colgate-Palmolive	8,691	730,652
Conagra Brands	31,220	597,239
Edgewell Personal Care	25,829	620,412
Energizer Holdings	26,796	738,498
Flowers Foods	43,516	654,481
Fresh Del Monte Produce	26,585	964,504
General Mills	13,035	643,016
Hormel Foods	27,966	711,455
Ingredion	6,186	801,334
J & J Snack Foods	5,879	655,920
John B Sanfilippo & Son	11,044	716,756
Kenvue	34,991	724,664
Keurig Dr Pepper	24,187	703,600
Kimberly-Clark	5,694	735,323
Kraft Heinz	25,932	725,318
Kroger	12,713	862,450
Lancaster Colony	4,224	771,302
McCormick	9,908	697,226
Mondelez International, Cl A	12,149	746,435
National Beverage*	19,630	825,441
PepsiCo	5,246	779,818
Philip Morris International	5,281	882,613
Description	Shares	Fair Value

Consumer Staples — continued
Pilgrim's Pride	15,416	$685,241
Post Holdings*	7,087	801,894
Procter & Gamble	4,643	729,137
Simply Good Foods*	22,705	650,044
SpartanNash	40,821	1,094,003
Sysco	10,798	868,915
Tootsie Roll Industries	26,012	1,045,947
TreeHouse Foods*	26,445	485,001
Tyson Foods, Cl A	13,400	760,852
Universal	15,087	844,118
WD-40	3,349	723,518
WK Kellogg	42,576	975,842
		35,064,066
Energy — 2.0%
Dorian LPG	38,639	1,235,675
Exxon Mobil	7,537	861,404
International Seaways	23,397	1,062,692
World Kinect	28,682	768,964
		3,928,735
Financials — 13.6%
Aflac	7,508	802,305
Allstate	4,105	835,162
American Financial Group	6,336	860,809
AMERISAFE	15,926	735,463
Annaly Capital Management‡	38,064	806,576
Assured Guaranty	9,571	786,736
Cboe Global Markets	3,807	898,262
Chubb	2,830	778,448
CME Group, Cl A	3,191	850,433
Employers Holdings	16,401	709,507
EVERTEC	21,656	772,686
EZCORP, Cl A*	60,801	1,013,553
Federated Hermes, Cl B	20,811	1,105,064
Hanover Insurance Group	4,787	830,449
HCI Group	6,010	1,001,927
Horace Mann Educators	19,625	902,357
Kemper	12,296	659,680
MarketAxess Holdings	3,930	722,491
Marsh & McLennan	3,429	705,722
Old Republic International	21,477	858,436
Payoneer Global*	103,855	721,792
Progressive	2,880	711,533
RenaissanceRe Holdings	3,330	809,157
RLI	10,722	726,201
Ryan Specialty Holdings, Cl A	11,718	662,419
Safety Insurance Group	10,699	791,833
Selective Insurance Group	9,442	738,648
Two Harbors Investment‡	58,478	584,780
Unum Group	10,203	712,782
Virtu Financial, Cl A	22,180	929,786
Western Union	73,336	635,823
Willis Towers Watson PLC	2,450	800,635
WR Berkley	13,045	935,196
		26,396,651
Health Care — 16.7%
Abbott Laboratories	6,001	796,093

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value

Health Care — continued
AbbVie	3,846	$809,198
Addus HomeCare*	8,508	979,866
Alkermes PLC*	23,410	678,188
Becton Dickinson	3,598	694,342
BioMarin Pharmaceutical*	11,388	663,579
Cencora, Cl A	3,101	904,283
Centene*	13,643	396,193
Chemed	1,362	623,728
Cigna Group	2,568	772,634
Collegium Pharmaceutical*	27,219	1,056,097
Doximity, Cl A*	12,293	835,187
Dynavax Technologies*	56,562	572,407
Encompass Health	8,133	990,274
Ensign Group	6,289	1,080,324
Exelixis*	21,225	794,240
Gilead Sciences	6,988	789,434
HCA Healthcare	2,521	1,018,383
HealthStream	24,642	691,947
Hologic*	12,978	871,083
Innoviva*	46,111	942,048
Inspire Medical Systems*	4,632	433,972
Jazz Pharmaceuticals PLC*	5,942	759,091
Johnson & Johnson	4,889	866,184
Lantheus Holdings*	8,089	444,086
McKesson	1,264	867,913
Medtronic PLC	8,706	808,004
Merit Medical Systems*	7,973	721,875
Molina Healthcare*	2,499	451,894
Neurocrine Biosciences*	7,197	1,004,701
Omnicell*	21,780	709,810
Organon	54,585	514,191
Penumbra*	2,915	794,746
Pfizer	30,907	765,257
Premier, Cl A	46,219	1,197,072
Prestige Consumer Healthcare*	9,311	633,521
Protagonist Therapeutics*	18,397	1,086,343
Quest Diagnostics	4,721	857,523
Sarepta Therapeutics*	7,680	139,776
Supernus Pharmaceuticals*	25,486	1,149,928
United Therapeutics*	2,633	802,433
UnitedHealth Group	1,657	513,455
		32,481,303
Industrials — 7.1%
Brady, Cl A	11,629	907,992
CACI International, Cl A*	2,255	1,081,769
CSG Systems International	12,864	825,354
FTI Consulting*	4,807	810,653
Genpact	15,901	720,951
L3Harris Technologies	3,793	1,053,013
Lockheed Martin	1,755	799,631
MAXIMUS	11,927	1,048,622
National Presto Industries	8,777	920,005
Northrop Grumman	1,706	1,006,608
RB Global	8,134	931,668
RTX	6,322	1,002,669
Tetra Tech	28,387	1,033,855
Description	Shares	Fair Value

Industrials — continued
Verisk Analytics, Cl A	2,745	$735,989
Verra Mobility, Cl A*	38,186	948,922
		13,827,701
Information Technology — 3.3%
Box, Cl A*	25,218	822,863
Dolby Laboratories, Cl A	9,832	704,758
Dynatrace*	15,137	765,932
InterDigital	3,868	1,050,974
Jack Henry & Associates	4,419	721,446
LiveRamp Holdings*	28,548	797,060
N-able*	108,732	876,380
Progress Software	14,582	675,001
		6,414,414
Materials — 1.3%
AptarGroup	5,362	746,766
Crown Holdings	9,070	901,376
Royal Gold	5,396	969,014
		2,617,156
Real Estate — 13.8%
Agree Realty‡	10,819	786,974
Alexander & Baldwin‡	45,695	883,741
American Homes 4 Rent, Cl A‡	22,485	805,413
American Tower, Cl A‡	3,915	798,073
Armada Hoffler Properties‡	91,653	667,234
Brixmor Property Group‡	30,345	849,357
Centerspace‡	12,522	745,059
COPT Defense Properties‡	30,411	875,228
CubeSmart‡	19,189	785,214
Easterly Government Properties, Cl A‡	29,387	672,664
Elme Communities‡	47,376	809,182
EPR Properties‡	15,360	833,280
Equity LifeStyle Properties‡	11,969	721,611
First Industrial Realty Trust‡	14,071	740,134
Four Corners Property Trust‡	28,161	729,088
Gaming and Leisure Properties‡	16,210	778,242
Getty Realty‡	26,124	746,885
Healthcare Realty Trust, Cl A‡	49,131	853,897
Innovative Industrial Properties, Cl A‡	11,148	631,646
LTC Properties‡	22,680	827,820
Mid-America Apartment Communities‡	4,862	708,977
National Storage Affiliates Trust‡	20,927	674,477
NNN REIT‡	18,961	813,617
Rayonier‡	30,164	792,710
Regency Centers‡	10,895	789,887
Sabra Health Care REIT‡	48,952	935,473
Saul Centers‡	22,479	768,107
Tanger‡	23,762	812,185
Universal Health Realty Income Trust‡	19,752	801,733
Urban Edge Properties‡	40,453	836,973
Veris Residential‡	49,067	771,824

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value

Real Estate — continued
VICI Properties, Cl A‡	25,370	$856,999
Whitestone REIT, Cl B‡	59,075	777,427
WP Carey‡	12,678	850,694
		26,731,825
Utilities — 17.2%
ALLETE	12,418	796,615
Alliant Energy	13,039	848,448
Ameren	8,345	832,664
American Electric Power	7,902	877,280
American States Water	10,396	774,814
American Water Works	5,870	842,404
Atmos Energy	5,539	920,194
Avista	20,765	758,753
Black Hills	13,643	815,988
California Water Service Group	17,347	814,095
Chesapeake Utilities	6,374	787,699
Clearway Energy, Cl C	29,680	884,761
CMS Energy	11,322	810,315
Consolidated Edison	8,036	789,376
DTE Energy	6,209	848,460
Duke Energy	7,059	864,657
Entergy	9,987	879,755
Essential Utilities	21,091	833,305
Evergy	12,340	879,348
Exelon	18,914	826,164
FirstEnergy	21,193	924,439
IDACORP	7,212	902,221
MGE Energy	9,125	776,994
Middlesex Water	13,275	710,744
National Fuel Gas	11,023	956,135
New Jersey Resources	17,108	809,037
NiSource	21,016	888,346
Northwest Natural Holding	19,579	813,116
Northwestern Energy Group	14,729	847,065
OGE Energy	18,414	822,369
ONE Gas	11,163	853,970
Pinnacle West Capital	8,933	798,253
PPL	23,932	872,800
SJW Group	14,904	750,714
Southern	9,138	843,437
Southwest Gas Holdings	11,139	889,783
Spire	10,680	818,088
UGI	24,699	855,573
Unitil	14,858	697,732
WEC Energy Group	7,812	832,056
		33,347,967
Total Common Stock
(Cost $184,727,919)		193,636,065
Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(A)	629,387	$629,387

Total Short-Term Investment
(Cost $629,387)		629,387

Total Investments - 100.0%
(Cost $185,357,306)		$194,265,452

Percentages are based on Net Assets of $194,184,038.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	The rate shown is the 7-day effective yield as of August 31, 2025.

Cl — Class
PLC — Public Limited Company
REIT — Real Estate Investment Trust

MER-QH-001-1100

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

August 31, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Communication Services — 17.4%
Alphabet, Cl A	28,984	$6,170,983
AT&T	790,081	23,141,473
Comcast, Cl A	337,162	11,453,393
Meta Platforms, Cl A	14,618	10,798,317
Netflix*	4,730	5,715,022
Verizon Communications	383,549	16,964,372
		74,243,560
Consumer Discretionary — 6.8%
Amazon.com*	25,526	5,845,454
Booking Holdings	1,016	5,688,635
General Motors	104,380	6,115,624
McDonald's	18,098	5,674,447
Nike, Cl B	73,475	5,684,761
		29,008,921
Consumer Staples — 19.8%
Altria Group	355,063	23,863,784
Coca-Cola	79,610	5,492,294
Colgate-Palmolive	131,343	11,042,006
Costco Wholesale	5,754	5,427,863
Mondelez International, Cl A	85,750	5,268,480
Philip Morris International	100,936	16,869,434
Procter & Gamble	36,391	5,714,843
Walmart	111,359	10,799,596
		84,478,300
Energy — 5.5%
ConocoPhillips	118,202	11,698,452
Exxon Mobil	100,050	11,434,714
		23,133,166
Financials — 10.9%
American International Group	71,223	5,791,854
Bank of New York Mellon	54,932	5,800,819
Berkshire Hathaway, Cl B*	11,597	5,833,059
Charles Schwab	57,378	5,499,108
JPMorgan Chase	18,911	5,700,154
PayPal Holdings*	81,686	5,733,540
US Bancorp	249,677	12,191,728
		46,550,262
Health Care — 13.3%
Abbott Laboratories	43,062	5,712,605
AbbVie	28,081	5,908,242
Amgen	18,464	5,312,278
Bristol-Myers Squibb	247,955	11,698,517
Eli Lilly	7,188	5,265,785
Gilead Sciences	48,436	5,471,815
Johnson & Johnson	32,764	5,804,798
Pfizer	467,173	11,567,203
		56,741,243
Industrials — 4.0%
Deere	10,943	5,237,758
General Electric	20,355	5,601,696
Lockheed Martin	13,019	5,931,847
		16,771,301

Description	Shares	Fair Value

Information Technology — 14.5%
Accenture PLC, Cl A	21,466	$5,580,516
Apple	27,088	6,288,208
Cisco Systems	81,686	5,643,686
International Business Machines	21,932	5,340,223
Intuit	7,062	4,710,354
NVIDIA	31,556	5,496,424
Palantir Technologies, Cl A*	71,072	11,137,693
Qualcomm	73,989	11,892,252
ServiceNow*	5,996	5,501,090
		61,590,446
Real Estate — 3.9%
American Tower, Cl A‡	51,695	10,538,026
Simon Property Group‡	34,116	6,163,396
		16,701,422
Utilities — 3.8%
Duke Energy	89,192	10,925,128
Southern	57,717	5,327,279
		16,252,407
Total Common Stock
(Cost $397,176,961)		425,471,028

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(A)	600,264	600,264

Total Short-Term Investment
(Cost $600,264)		600,264

Total Investments - 100.0%
(Cost $397,777,225)		$426,071,292

Percentages are based on Net Assets of $426,205,715.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	The rate shown is the 7-day effective yield as of August 31, 2025.

Cl — Class
PLC — Public Limited Company

MER-QH-001-1100

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

August 31, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Communication Services — 2.3%
Madison Square Garden Sports*	5,472	$1,082,581
TEGNA	63,396	1,343,995
		2,426,576
Consumer Discretionary — 11.2%
American Axle & Manufacturing Holdings*	234,722	1,366,082
Buckle	29,020	1,642,242
G-III Apparel Group*	42,717	1,153,359
M*	9,199	1,354,645
Perdoceo Education	42,717	1,398,555
Sally Beauty Holdings*	123,858	1,716,672
Shoe Carnival	51,414	1,074,552
Sturm Ruger	27,763	962,543
Tri Pointe Homes*	34,435	1,216,588
		11,885,238
Consumer Staples — 17.1%
Andersons	26,477	1,082,909
Cal-Maine Foods	26,158	3,024,911
Central Garden & Pet, Cl A*	30,626	1,115,705
Edgewell Personal Care	35,393	850,140
Energizer Holdings	36,808	1,014,429
Fresh Del Monte Produce	36,550	1,326,034
J & J Snack Foods	8,142	908,403
John B Sanfilippo & Son	15,344	995,825
National Beverage*	27,017	1,136,065
Simply Good Foods*	30,946	885,984
SpartanNash	56,126	1,504,177
Tootsie Roll Industries	35,075	1,410,378
TreeHouse Foods*	36,140	662,808
WD-40	4,556	984,278
WK Kellogg	57,329	1,313,981
		18,216,027
Energy — 11.0%
Dorian LPG	110,280	3,526,754
International Seaways	65,467	2,973,511
Magnolia Oil & Gas, Cl A	48,566	1,208,322
REX American Resources*	29,882	1,869,717
RPC	211,613	1,009,394
SM Energy	39,831	1,137,175
		11,724,873
Financials — 21.4%
AMERISAFE	21,571	996,149
Artisan Partners Asset Management, Cl A	26,109	1,221,640
Assured Guaranty	25,395	2,087,469
Axos Financial*	17,012	1,551,664
Bread Financial Holdings	21,526	1,424,806
Brightsphere Investment Group	46,290	2,359,401
Employers Holdings	21,825	944,149
Enova International*	11,369	1,379,059
EZCORP, Cl A*	165,713	2,762,436
HCI Group	16,046	2,675,029
PROG Holdings	40,749	1,435,995
Description	Shares	Fair Value

Financials — continued
Virtu Financial, Cl A	30,220	$1,266,823
Virtus Investment Partners	6,056	1,219,860
World Acceptance*	8,639	1,480,984
		22,805,464
Health Care — 12.9%
Addus HomeCare*	11,394	1,312,247
Collegium Pharmaceutical*	38,501	1,493,839
Dynavax Technologies*	78,240	791,789
Harmony Biosciences Holdings*	32,486	1,198,409
Innoviva*	125,060	2,554,976
Inspire Medical Systems*	6,221	582,845
Merit Medical Systems*	10,453	946,415
Organon	75,858	714,582
Premier, Cl A	62,780	1,626,002
Prestige Consumer Healthcare*	12,822	872,409
Protagonist Therapeutics*	28,507	1,683,338
		13,776,851
Industrials — 3.4%
DNOW*	72,448	1,159,168
Heidrick & Struggles International	24,288	1,234,073
Matson	7,965	828,758
Vestis	97,088	454,372
		3,676,371
Information Technology — 8.7%
Box, Cl A*	33,840	1,104,199
DXC Technology*	60,162	869,341
ePlus	17,037	1,232,968
InterDigital	5,366	1,457,996
N-able*	148,128	1,193,912
Photronics*	52,422	1,188,407
Progress Software	19,608	907,654
ScanSource*	30,893	1,348,479
		9,302,956
Materials — 1.6%
SunCoke Energy	122,066	942,350
Sylvamo	15,841	730,745
		1,673,095
Real Estate — 4.9%
Centerspace‡	16,927	1,007,157
Elme Communities‡	63,214	1,079,695
Four Corners Property Trust‡	37,849	979,911
Getty Realty‡	35,201	1,006,396
LTC Properties‡	30,508	1,113,542
		5,186,701
Utilities — 5.1%
American States Water	14,139	1,053,779
Avista	27,757	1,014,241
California Water Service Group	23,495	1,102,620
Clearway Energy, Cl C	40,269	1,200,419

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

August 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value

Utilities — continued
SJW Group	20,229	$1,018,935
		5,389,994
Total Common Stock (Cost $96,513,234)		106,064,146

SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(A)	552,246	552,246

Total Short-Term Investment (Cost $552,246)		552,246

Total Investments - 100.1% (Cost $97,065,480)		$106,616,392

Percentages are based on Net Assets of $106,479,954.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	The rate shown is the 7-day effective yield as of August 31, 2025.

Cl — Class

MER-QH-001-1100

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

August 31, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.6%

Communication Services — 11.4%
Alphabet, Cl A	16,661	$3,547,294
Meta Platforms, Cl A	4,628	3,418,704
Pinterest, Cl A*	10,483	383,992
Yelp, Cl A*	904	28,584
		7,378,574
Consumer Discretionary — 9.8%
Booking Holdings	485	2,715,539
Deckers Outdoor*	2,501	299,195
Grand Canyon Education*	452	91,110
Lululemon Athletica*	1,814	366,791
Steven Madden	1,060	30,782
TJX	17,602	2,404,609
Ulta Beauty*	703	346,389
Urban Outfitters*	1,098	73,654
YETI Holdings*	1,205	42,368
		6,370,437
Consumer Staples — 7.6%
Andersons	477	19,509
Boston Beer, Cl A*	157	34,711
Cal-Maine Foods	662	76,554
Colgate-Palmolive	11,937	1,003,543
J & J Snack Foods	179	19,971
Kimberly-Clark	5,042	651,124
Lancaster Colony	300	54,780
Monster Beverage*	10,746	670,658
Procter & Gamble	14,823	2,327,804
Vita Coco*	590	21,087
WD-40	196	42,344
		4,922,085
Energy — 0.4%
Texas Pacific Land	282	263,241

Financials — 12.4%
Mastercard, Cl A	4,769	2,838,938
Progressive	8,334	2,058,998
Remitly Global*	2,446	45,325
Tradeweb Markets, Cl A	3,397	419,054
Visa, Cl A	7,544	2,653,828
		8,016,143
Health Care — 14.9%
Acadia Pharmaceuticals*	1,976	51,356
Alkermes PLC*	2,555	74,018
Catalyst Pharmaceuticals*	1,765	36,341
CG oncology*	936	25,104
Chemed	214	98,001
CorVel*	438	39,004
Doximity, Cl A*	2,780	188,873
Edwards Lifesciences*	9,367	761,912
Exelixis*	4,186	156,640
IDEXX Laboratories*	1,269	821,157
Incyte*	2,437	206,195
Inspire Medical Systems*	430	40,287
Insulet*	1,155	392,561
Intuitive Surgical*	4,529	2,143,553
Description	Shares	Fair Value
Health Care — continued
Medpace Holdings*	372	$176,890
Merck	26,610	2,238,433
Protagonist Therapeutics*	938	55,389
ResMed	2,168	595,138
Veeva Systems, Cl A*	2,029	546,207
Zoetis, Cl A	6,260	979,064
		9,626,123
Industrials — 12.2%
Booz Allen Hamilton Holding, Cl A	1,797	195,370
Cintas	5,410	1,136,262
Copart*	13,921	679,484
Enerpac Tool Group, Cl A	799	33,830
ExlService Holdings*	2,402	105,160
Expeditors International of Washington	1,990	239,874
Fastenal	16,625	825,597
Illinois Tool Works	4,102	1,085,594
Lennox International	481	268,331
Mueller Industries	1,673	160,507
Old Dominion Freight Line	2,903	438,266
Paychex	4,969	692,952
Rollins	4,636	262,120
Veralto	3,647	387,275
Verisk Analytics, Cl A	2,146	575,385
Watts Water Technologies, Cl A	491	135,958
WW Grainger	668	677,018
		7,898,983
Information Technology — 30.9%
Adobe*	5,213	1,859,477
Appfolio, Cl A*	512	142,019
Apple	12,118	2,813,072
Arista Networks*	16,177	2,208,969
Badger Meter	441	80,668
Clearwater Analytics Holdings, Cl A*	3,917	80,964
CommVault Systems*	719	134,198
DocuSign, Cl A*	3,167	242,782
Dynatrace*	4,817	243,740
HubSpot*	833	402,481
LiveRamp Holdings*	1,080	30,154
Manhattan Associates*	942	202,944
Microsoft	7,363	3,730,758
Monolithic Power Systems	723	604,254
NVIDIA	25,709	4,477,994
Qualys*	570	77,412
ServiceNow*	2,755	2,527,602
SPS Commerce*	590	65,077
Ubiquiti	58	30,632
		19,955,197
Total Common Stock
(Cost $54,992,155)		64,430,783

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

August 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency Portfolio, Institutional Class, 4.21%(A)	258,792	$258,792

Total Short-Term Investment
(Cost $258,792)		258,792

Total Investments - 100.0%
(Cost $55,250,947)		$64,689,575

Percentages are based on Net Assets of $64,684,409.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of August 31, 2025.

Cl — Class
PLC — Public Limited Company

MER-QH-001-1100